Offsetting of financial assets and financial liabilities	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Offsetting of financial assets and financial liabilities

15	Financial investments

Carrying amount of financial investments
	2022	2021
	£m	£m
Financial investments measured at fair value through other comprehensive income	29,356	41,290
– treasury and other eligible bills	1,447	2,229
– debt securities	27,710	38,924
– equity securities	109	103
– other instruments[1]	90	34
Debt instruments measured at amortised cost	3,248	10
– treasury and other eligible bills	1,030	2
– debt securities	2,218	8
At 31 Dec	32,604	41,300
1    'Other instruments’ are comprised of loans and advances.

Equity instruments measured at fair value through other comprehensive income
	Instruments held at year end
	Fair value	Dividends recognised
Type of equity instruments	£m	£m
Business facilitation	77	—
Investments required by central institutions	31	—
Others	1	—
At 31 Dec 2022	109	—

Business facilitation	76	—
Investments required by central institutions	26	—
Others	1	—
At 31 Dec 2021	103	—

23	Financial liabilities designated at fair value

	2022	2021
	£m	£m
Deposits by banks and customer accounts	4,864	4,302
Liabilities to customers under investment contracts	948	1,032
Debt securities in issue	20,666	26,049
Subordinated liabilities (Note 26)	809	2,225
At 31 Dec	27,287	33,608
The carrying amount of financial liabilities designated at fair value was £(3,431)m lower than the contractual amount at maturity
(2021: £(1,568)m lower). The cumulative amount of change in fair value attributable to changes in credit risk was a loss of £(292)m (2021: loss of £165m).

27	Maturity analysis of assets, liabilities and off-balance sheet commitments
Contractual maturity of financial liabilities
The balances in the table below do not agree directly with those in our consolidated balance sheet as the table incorporates, on an undiscounted basis, all cash flows relating to principal and future coupon payments (except for trading liabilities and derivatives not treated as hedging derivatives).
Undiscounted cash flows payable in relation to hedging derivative liabilities are classified according to their contractual maturities. Trading liabilities and derivatives not treated as hedging derivatives are included in the ‘Due not more than 1 month’ time bucket and not by contractual maturity.
In addition, loans and other credit-related commitments, and financial guarantees are generally not recognised on our balance sheet. The undiscounted cash flows potentially payable under loan and other credit-related commitments and financial guarantees are classified on the basis of the earliest date they can be called.

Cash flows payable under financial liabilities by remaining contractual maturities
	Due not more than 1 month	Due over 1 month but not more than 3 months	Due between 3 and 12 months	Due between 1 and 5 years	Due after 5 years	Total
	£m	£m	£m	£m	£m	£m
Deposits by banks	16,178	36	2,479	1,994	256	20,943
Customer accounts	197,400	11,821	6,441	127	285	216,074
Repurchase agreements – non-trading	30,572	1,793	203	427	—	32,995
Trading liabilities	41,265	—	—	—	—	41,265
Financial liabilities designated at fair value	9,558	1,950	4,887	7,200	6,857	30,452
Derivatives	218,015	88	391	1,382	437	220,313
Debt securities in issue	832	3,047	2,352	812	851	7,894
Subordinated liabilities	9	137	427	3,300	14,713	18,586
Other financial liabilities[1]	65,305	272	824	180	1,080	67,661
	579,134	19,144	18,004	15,422	24,479	656,183
Loan and other credit-related commitments	127,913	—	—	—	—	127,913
Financial guarantees[2]	5,327	—	—	—	—	5,327
At 31 Dec 2022	712,374	19,144	18,004	15,422	24,479	789,423

Deposits by banks	16,783	1,555	1,106	12,277	401	32,122
Customer accounts	196,609	5,599	2,770	199	101	205,278
Repurchase agreements – non-trading	24,273	1,924	1,061	7	—	27,265
Trading liabilities	46,433	—	—	—	—	46,433
Financial liabilities designated at fair value	9,358	2,790	4,310	8,269	11,873	36,600
Derivatives	139,040	46	104	406	581	140,177
Debt securities in issue	2,755	2,952	2,145	1,328	335	9,515
Subordinated liabilities	14	62	123	3,969	10,734	14,902
Other financial liabilities[1]	40,292	423	442	234	1,417	42,808
	475,557	15,351	12,061	26,689	25,442	555,100
Loan and other credit-related commitments	119,476	—	—	—	—	119,476
Financial guarantees[2]	11,054	—	—	—	—	11,054
At 31 Dec 2021	606,087	15,351	12,061	26,689	25,442	685,630

1    Excludes financial liabilities of disposal groups.
2    Excludes performance guarantee contracts to which the impairment requirements in IFRS 9 are not applied.
Maturity analysis of financial assets and financial liabilities
The following table provides an analysis of financial assets and liabilities by residual contractual maturity at the balance sheet date. These balances are included in the maturity analysis as follows:
•Financial assets and liabilities with no contractual maturity (such as equity securities) are included in the ‘Due after more than 1 year’ time bucket. Undated or perpetual instruments are classified based on the contractual notice period, which the counterparty of the instrument is entitled to give. Where there is no contractual notice period, undated or perpetual contracts are included in the ‘Due after more than 1 year’ time bucket.
•Financial instruments included within assets and liabilities of disposal groups held for sale are classified on the basis of the contractual maturity of the underlying instruments and not on the basis of the disposal transaction.
•Liabilities under investment contracts are classified in accordance with their contractual maturity. Undated investment contracts are included in the ‘Due after more than 1 year’ time bucket, however, such contracts are subject to surrender and transfer options by the policyholders.

Maturity analysis of financial assets and financial liabilities
	2022			2021
	Due within 1 year	Due after more than 1 year	Total	Due within 1 year	Due after more than 1 year	Total
	£m	£m	£m	£m	£m	£m
Assets
Financial assets designated or otherwise mandatorily measured at fair value	1,391	14,490	15,881	3,225	15,424	18,649
Loans and advances to banks	15,867	1,242	17,109	8,841	1,943	10,784
Loans and advances to customers	38,405	34,209	72,614	40,837	50,340	91,177
Reverse repurchase agreement – non-trading	52,324	1,625	53,949	53,079	1,369	54,448
Financial investments	7,201	25,403	32,604	6,748	34,552	41,300
Other financial assets	55,369	428	55,797	38,851	203	39,054
Assets held for sale	4,174	17,040	21,214	9	—	9
At 31 Dec	174,731	94,437	269,168	151,590	103,831	255,421
Liabilities
Deposits by banks	18,674	2,162	20,836	19,439	12,749	32,188
Customer accounts	215,562	386	215,948	204,973	268	205,241
Repurchase agreements – non-trading	32,486	415	32,901	27,252	7	27,259
Financial liabilities designated at fair value	16,281	11,006	27,287	16,329	17,279	33,608
Debt securities in issue	6,149	1,119	7,268	7,840	1,588	9,428
Other financial liabilities	65,108	1,248	66,356	41,131	1,754	42,885
Subordinated liabilities	142	14,386	14,528	8	12,480	12,488
Liabilities of disposal groups held for sale	21,621	3,090	24,711	—	—	—
At 31 Dec	376,023	33,812	409,835	316,972	46,125	363,097

28	Offsetting of financial assets and financial liabilities
Financial assets and financial liabilities are offset and the net amount is reported in the balance sheet when there is a legally enforceable right to offset the recognised amounts and there is an intention to settle on a net basis, or realise the asset and settle the liability simultaneously (‘the offset criteria’).
In the following table, the ‘Amounts not set off in the balance sheet’ include transactions where:
•the counterparty has an offsetting exposure with the group and a master netting or similar arrangement is in place with a right of set off only in the event of default, insolvency or bankruptcy, or the offset criteria are not otherwise satisfied; and
•in the case of derivatives and reverse repurchase/repurchase, stock borrowing/lending and similar agreements, cash and non-cash collateral (debt securities and equities) has been received/pledged to cover net exposure in the event of a default or other predetermined events.
The effect of over-collateralisation is excluded.
‘Amounts not subject to enforceable master netting agreements’ include contracts executed in jurisdictions where the rights of set off may not be upheld under the local bankruptcy laws, and transactions where a legal opinion evidencing enforceability of the right of offset may not have been sought, or may have been unable to obtain.
For risk management purposes, the net amounts of loans and advances to customers are subject to limits, which are monitored and the relevant customer agreements are subject to review and updated, as necessary, to ensure that the legal right of offset remains appropriate.

	Amounts subject to enforceable netting arrangements						Amounts not subject to enforceable netting arrangements[4]	Total
				Amounts not set off in the balance sheet
	Gross amounts	Amounts offset	Net amounts in the balance sheet	Financial instruments, including non-cash collateral[5]	Cash collateral	Net amount
	£m	£m	£m	£m	£m	£m	£m	£m
Financial assets
Derivatives (Note 14)[1]	303,911	(79,799)	224,112	(193,720)	(29,998)	394	1,126	225,238
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	14,490	(196)	14,294	(14,293)	—	1	63	14,357
– non-trading assets	103,839	(52,268)	51,571	(51,310)	(260)	1	2,378	53,949
Loans and advances to customers[2]	17,979	(8,105)	9,874	(8,143)	—	1,731	1	9,875
At 31 Dec 2022	440,219	(140,368)	299,851	(267,466)	(30,258)	2,127	3,568	303,419

Derivatives (Note 14)[1]	160,801	(20,689)	140,112	(114,985)	(24,277)	850	1,109	141,221
Reverse repos, stock borrowing and similar agreements classified as:
– trading assets	11,960	(156)	11,804	(11,804)	—	—	40	11,844
– non-trading assets	125,935	(72,788)	53,147	(53,044)	(103)	—	1,301	54,448
Loans and advances to customers[2]	14,741	(6,091)	8,650	(7,053)	—	1,597	5	8,655
At 31 Dec 2021	313,437	(99,724)	213,713	(186,886)	(24,380)	2,447	2,455	216,168

Financial liabilities
Derivatives (Note 14)[1]	297,341	(79,799)	217,542	(197,201)	(19,662)	679	1,325	218,867
Repos, stock lending and similar agreements classified as:
– trading liabilities	10,180	(196)	9,984	(9,983)	—	1	2	9,986
– non-trading liabilities	85,168	(52,268)	32,900	(32,719)	(182)	(1)	1	32,901
Customer accounts[3]	24,082	(8,105)	15,977	(8,143)	—	7,834	10	15,987
At 31 Dec 2022	416,771	(140,368)	276,403	(248,046)	(19,844)	8,513	1,338	277,741

Derivatives (Note 14)[1]	159,169	(20,689)	138,480	(124,745)	(13,273)	462	888	139,368
Repos, stock lending and similar agreements classified as:
– trading liabilities	9,444	(156)	9,288	(9,288)	—	—	13	9,301
– non-trading liabilities	100,031	(72,788)	27,243	(27,090)	(153)	—	16	27,259
Customer accounts[3]	21,846	(6,091)	15,755	(7,053)	—	8,702	11	15,766
At 31 Dec 2021	290,490	(99,724)	190,766	(168,176)	(13,426)	9,164	928	191,694
1At 31 Dec 2022, the amount of cash margin received that had been offset against the gross derivatives assets was £2,373m (2021: £2,590m). The amount of cash margin paid that had been offset against the gross derivatives liabilities was £7,279m (2021: £6,180m).
2 At 31 Dec 2022, the total amount of 'Loans and advances to customers' recognised on the balance sheet was £72,614m (2021: £91,177m) of which £9,874m (2021: £8,650m) was subject to offsetting.
3 At 31 Dec 2022, the total amount of 'Customer accounts' recognised on the balance sheet was £215,948m (2021: £205,241m) of which £15,977m (2021: £15,755m) was subject to offsetting.
4 These exposures continue to be secured by financial collateral, but we may not have sought or been able to obtain a legal opinion evidencing enforceability of the right of offset.
5 The disclosure has been enhanced this year to support consistency across Group entities. All financial instruments (whether recognised on our balance sheet or as non-cash collateral received or pledged) are presented within ‘financial instruments, including non-cash collateral‘ as balance sheet classification has no effect on the rights of set-off associated with financial instruments. Comparative data have been represented accordingly.